Capital Leases (Details Textual) - USD ($)	1 Months Ended
	May 30, 2017	Dec. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Repayments of Senior Debt, Total	$ 20,100,000	$ 3,000,000
Seller's Credit Note			$ 2,880,000	$ 0
Other Noncurrent Assets [Member]
Capital Leased Assets [Line Items]
Seller's Credit Note			$ 2,900,000
Vessels [Member] | Other Noncurrent Assets [Member]
Capital Leased Assets [Line Items]
Seller's Credit Note	$ 2,900,000